Item 1. Report to Shareholders

T. Rowe Price Financial Services Fund
--------------------------------------------------------------------------------
June 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.


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T. Rowe Price Financial Services Fund
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Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------

              6 Months        Year
                 Ended       Ended
               6/30/04    12/31/03   12/31/02   12/31/01   12/31/00   12/31/99

NET ASSET VALUE

Beginning
of period      $  21.86   $  16.75   $  18.84   $  21.38   $  16.12   $  16.82

Investment
activities
  Net investment
  income (loss)    0.08       0.21       0.15       0.15       0.10       0.10

  Net realized
  and unrealized
  gain (loss)      0.15       5.64      (2.05)     (0.86)      5.80       0.15

  Total from
  investment
  activities       0.23       5.85      (1.90)     (0.71)      5.90       0.25

Distributions
  Net investment
  income           --        (0.23)     (0.13)     (0.15)     (0.09)     (0.10)

  Net realized
  gain             --        (0.51)     (0.06)     (1.68)     (0.55)     (0.85)

  Total
  distributions    --        (0.74)     (0.19)     (1.83)     (0.64)     (0.95)

NET ASSET VALUE

End of
period         $  22.09   $  21.86   $  16.75   $  18.84   $  21.38   $  16.12
               -----------------------------------------------------------------

Ratios/
Supplemental
Data

Total return^     1.05%     35.08%   (10.10)%    (3.13)%     36.76%      1.70%

Ratio of total
expenses to
average net
assets            0.92%!     0.97%      1.00%      0.97%      1.00%      1.14%

Ratio of net
investment
income (loss)
to average
net assets        0.72%!     1.16%      0.80%      0.69%      0.69%      0.50%

Portfolio
turnover
rate              36.2%!     50.8%      49.7%      54.8%      32.5%      37.1%

Net assets,
end of
period (in
thousands)     $372,628   $371,595   $264,542   $308,635   $337,041   $159,031

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.


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T. Rowe Price Financial Services Fund
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Certified Semiannual Report (Unaudited)                           June 30, 2004

PORTFOLIO OF INVESTMENTS (1)                        Shares                Value
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(Cost and value in $ 000s)

COMMON STOCKS   99.9%

FINANCIALS   99.9%

Capital Markets   38.7%

Affiliated Managers Group *                         18,000                  907

AmeriTrade *                                       575,000                6,526

Bank of New York                                   537,000               15,831

Credit Suisse Group (CHF) *                        120,000                4,265

Eaton Vance                                        132,000                5,044

Franklin Resources                                 256,000               12,820

Goldman Sachs Group                                105,700                9,953

Legg Mason                                          67,000                6,098

Lehman Brothers                                    213,000               16,028

Mellon Financial                                   587,400               17,228

Merrill Lynch                                      261,000               14,089

Morgan Stanley                                     303,000               15,989

National Financial Partners                        100,000                3,527

State Street                                       172,000                8,435

Waddell & Reed Financial, Class A                  339,208                7,500

                                                                        144,240

Commercial Banks   16.0%

Abbey National (GBP)                               910,000                8,467

Boston Private Financial                           147,000                3,405

Citizens Banking                                    88,000                2,732

Comerica                                           208,000               11,415

National Commerce Financial                        110,000                3,575

Royal Bank of Scotland Group (GBP)                 161,939                4,662

Silicon Valley Bancshares *                        175,000                6,939

TCF Financial                                       18,000                1,045

Texas Capital Bancshares *                         150,000                2,490

U.S. Bancorp                                       425,000               11,713

UCBH Holdings                                       82,000                3,241

                                                                         59,684

Consumer Finance   1.8%

American Express                                    24,000                1,233

First Marblehead *                                  71,000                2,858


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SLM Corporation                                     66,300                2,682

                                                                          6,773

Diversified Financial Services   11.5%

Citigroup                                          341,200               15,866

J.P. Morgan Chase                                  466,000               18,067

Principal Financial Group                          250,000                8,695

                                                                         42,628

Insurance   18.4%

Ambac                                               20,200                1,483

American International Group                       140,300               10,001

Assurant                                            93,000                2,453

Axis Capital Holdings                               85,800                2,402

Berkshire Hathaway, Class A *                            7                  623

Bristol West Holdings                               25,000                  455

Conseco *                                          100,000                1,990

Genworth Financial, Class A *                      187,000                4,292

Hartford Financial Services                        163,000               11,205

Marsh & McLennan                                    48,000                2,178

Ohio Casualty *                                    462,000                9,300

Prudential                                         174,400                8,104

SAFECO                                             149,500                6,578

Scottish Annuity & Life                             59,000                1,372

XL Capital                                          83,000                6,263

                                                                         68,699

Thrifts & Mortgage Finance   13.5%

Fannie Mae                                          11,800                  842

Freddie Mac                                        229,500               14,528

MGIC Investment                                    219,000               16,613

Radian Group                                       382,000               18,298

                                                                         50,281

Total Financials                                                        372,305

Total Common Stocks (Cost  $299,735)                                    372,305


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SHORT-TERM INVESTMENTS   0.0%

Money Market Fund   0.0%

T. Rowe Price Reserve Investment Fund, 1.16% #       1,000                    1

Total Short-Term Investments (Cost  $1)                                       1

Total Investments in Securities

99.9% of Net Assets (Cost $299,736)                                    $372,306
                                                                       --------

(1)  Denominated in U.S. dollars unless otherwise noted

#    Seven-day yield

*    Non-income producing

CHF  Swiss franc

GBP  British pound

The accompanying notes are an integral part of these financial statements.


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T. Rowe Price Financial Services Fund
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Certified Semiannual Report (Unaudited)                           June 30, 2004

STATEMENT OF ASSETS AND LIABILITIES
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(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (cost $299,736)        $            372,306

Other assets                                                              1,761

Total assets                                                            374,067

Liabilities

Total liabilities                                                         1,439

NET ASSETS                                                 $            372,628
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $              1,393

Undistributed net realized gain (loss)                                   12,418

Net unrealized gain (loss)                                               72,570

Paid-in-capital applicable to 16,869,538 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares authorized                                         286,247

NET ASSETS                                                 $            372,628
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              22.09
                                                           --------------------

The accompanying notes are an integral part of these financial statements.


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T. Rowe Price Financial Services Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF OPERATIONS
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($ 000s)

                                                                       6 Months
                                                                          Ended
                                                                        6/30/04

Investment Income (Loss)

Dividend income                                            $              3,143

Expenses
  Investment management                                                   1,277

  Shareholder servicing                                                     391

  Custody and accounting                                                     52

  Prospectus and shareholder reports                                         21

  Registration                                                               16

  Legal and audit                                                             7

  Directors                                                                   3

  Miscellaneous                                                               4

  Total expenses                                                          1,771

Net investment income (loss)                                              1,372

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                             10,566

  Foreign currency transactions                                             (34)

  Net realized gain (loss)                                               10,532

Change in net unrealized gain (loss) on securities                       (8,977)

Net realized and unrealized gain (loss)                                   1,555

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $              2,927
                                                           --------------------

The accompanying notes are an integral part of these financial statements.


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T. Rowe Price Financial Services Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
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($ 000s)

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/04             12/31/03

Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $         1,372      $         3,488

  Net realized gain (loss)                          10,532                8,439

  Change in net unrealized gain (loss)              (8,977)              81,065

  Increase (decrease) in net assets
  from operations                                    2,927               92,992

Distributions to shareholders
  Net investment income                               --                 (3,789)

  Net realized gain                                   --                 (8,401)

  Decrease in net assets from distributions           --                (12,190)

Capital share transactions *
  Shares sold                                       55,381               83,656

  Distributions reinvested                            --                 11,654

  Shares redeemed                                  (57,275)             (69,059)

  Increase (decrease) in net assets from
  capital share transactions                        (1,894)              26,251

Net Assets

Increase (decrease) during period                    1,033              107,053

Beginning of period                                371,595              264,542

End of period                              $       372,628      $       371,595
                                           ---------------      ---------------

(Including undistributed net investment income of $1,393 at 6/30/04 and $21 at 12/31/03)

*Share information
  Shares sold                                        2,463                4,334

  Distributions reinvested                            --                    552

  Shares redeemed                                   (2,589)              (3,687)

  Increase (decrease) in shares outstanding           (126)               1,199

The accompanying notes are an integral part of these financial statements.


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T. Rowe Price Financial Services Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

NOTES TO FINANCIAL STATEMENTS
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NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Financial Services Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on September 30, 1996. The fund seeks long-term growth of capital and a modest level of income.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as


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when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $8,000 for the six months ended June 30, 2004. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.


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Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than short-term securities, aggregated $71,137,000 and $68,685,000, respectively, for the six months ended June 30, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

At June 30, 2004, the cost of investments for federal income tax purposes was $299,736,000. Net unrealized gain aggregated $72,570,000 at period-end, of which $74,869,000 related to appreciated investments and $2,299,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid


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monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At June 30, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $202,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $291,000 for the six months ended June 30, 2004, of which $60,000 was payable at period-end.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the six months ended June 30, 2004, the fund was charged $20,000 for shareholder servicing costs related to the college savings plans, of which $15,000 was for services provided by Price. At June 30, 2004, approximately 2.7% of the outstanding shares of the fund were held by college savings plans.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended June 30, 2004, dividend income from the Reserve Funds totaled $29,000.


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T. Rowe Price Financial Services Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

INFORMATION ON PROXY VOTING
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Financial Services Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Financial Services Fund, Inc.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004